HELD FOR SALE AND DISCONTINUED OPERATIONS - Summary of assets and liabilities classified as discontinued operations relating to Russia (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Property and equipment	$ 2,848,000,000	$ 6,717,000,000
Goodwill	394,000,000	1,542,000,000	$ 2,682,000,000
Deferred tax assets	238,000,000	113,000,000
Other non-current assets	157,000,000	216,000,000
Inventories	18,000,000	111,000,000
Other current assets	208,000,000	344,000,000
Total assets	15,083,000,000	15,921,000,000
Liabilities
Other non current liabilities	20,000,000	36,000,000
Restricted cash	125,000,000	71,000,000
Russia
Assets
Goodwill	0	1,084,000,000	$ 1,131,000,000
Liabilities
Restricted cash	146,000,000
Assets and liabilities classified as held for sale | Russia
Assets
Property and equipment	3,941,000,000	4,013,000,000
Intangible assets excl. goodwill	356,000,000	293,000,000
Goodwill	617,000,000	$ 1,084,000,000
Deferred tax assets	78,000,000
Other non-current assets	50,000,000
Inventories	113,000,000
Trade and other receivables	367,000,000
Other current assets	270,000,000
Total assets	5,792,000,000
Liabilities
Debt and Derivatives - NCL	2,888,000,000
Other non current liabilities	64,000,000
Trade and other payables	691,000,000
Debt & Derivatives - CL	306,000,000
Other non-financial liabilities	283,000,000
Total liabilities disposed	$ 4,232,000,000